RELATED PARTIES	12 Months Ended
Nov. 25, 2018
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 19: RELATED PARTIES

Charles V. Bergh, President and Chief Executive Officer, Peter E. Haas Jr., a director of the Company, Elizabeth O’Neill, Executive Vice President and President of Product, Innovation and Supply Chain, and Marc Rosen, Executive Vice President and President of Direct-to-Consumer, are board members of the Levi Strauss Foundation, which is not a consolidated entity of the Company. Seth R. Jaffe, Executive Vice President and General Counsel, is Vice President of the Levi Strauss Foundation. During fiscal years 2018, 2017, and 2016, the Company donated $7.5 million, $7.3 million, and $6.9 million, respectively, to the Levi Strauss Foundation.